SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and equipment
Useful life
Office equipment and furniture	5 years
Transportation vehicles	5 years
Electronic equipment	5 years

Summary of currency exchange rates
	December 31,	December 31,	December 31,
U.S. Dollar Exchange Rate	2023	2022	2021
Year end spot rate - USD: RMB	US$1=RMB7.0999	US$1=RMB6.8972	US$1=RMB6.3640
Average rate - USD: RMB	US$1=RMB7.0809	US$1=RMB6.7526	US$1=RMB6.4441
	December 31,	December 31,	December 31,
U.S. Dollar Exchange Rate	2023	2022	2021
Year end spot rate - USD: RMB	US$1=RMB7.0999	US$1=RMB6.8972	US$1=RMB6.3640
Average rate - USD: RMB	US$1=RMB7.0809	US$1=RMB6.7526	US$1=RMB6.4441